SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 6 (Details)	12 Months Ended
	Dec. 31, 2012
Seventy Fifth Percentile Or Above [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1.5	[1]
Fiftieth Percentile [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1	[1]
Thirty Fifth Percentile Or Below [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	0	[1]

[1]	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.